Post-Employment Benefits - Summary of Asset Allocation by Asset Type and Geography (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 2,034	kr 1,266
Equity securities	11,822	10,314
Debt securities	28,446	32,892
Real estate	6,276	6,005
Investment funds	5,359	7,025
Assets held by insurance company	9,911	4,116
Other	511	975
Fair value of plan assets	kr 64,359	kr 62,593
Investment funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds (percentage)	68.00%	69.00%
Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents (percentage)	15.00%	22.00%
Equity securities [Member]
Disclosure of fair value of plan assets [line items]
Equity securities (percentage)	24.00%	27.00%
Debt securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities (percentage)	26.00%	21.00%
Real estate [Member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	100.00%	100.00%
Assets held by insurance company [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	100.00%	100.00%
Other [Member]
Disclosure of fair value of plan assets [line items]
Other (percentage)	1.00%	38.00%
Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%
Sweden [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 231	kr 271
Equity securities	8,557	7,311
Debt securities	14,559	14,335
Real estate	5,760	5,461
Investment funds	2,139	2,016
Assets held by insurance company	0	0
Other	(55)	233
Fair value of plan assets	kr 31,191	kr 29,627
Sweden [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
Sweden [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%
US [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 206	kr 181
Equity securities	431	361
Debt securities	4,052	3,591
Real estate	0	0
Investment funds	792	834
Assets held by insurance company	0	0
Other	(328)	(152)
Fair value of plan assets	kr 5,153	kr 4,815
US [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
US [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 1,025	kr 681
Equity securities	914	769
Debt securities	118	5,681
Real estate	0	0
Investment funds	308	2,346
Assets held by insurance company	8,002	2,437
Other	828	496
Fair value of plan assets	kr 11,195	kr 12,410
United Kingdom [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
United Kingdom [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%
Other Countries [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 572	kr 133
Equity securities	1,920	1,873
Debt securities	9,717	9,285
Real estate	516	544
Investment funds	2,120	1,829
Assets held by insurance company	1,909	1,679
Other	66	398
Fair value of plan assets	kr 16,820	kr 15,741
Other Countries [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
Other Countries [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%